Bank and other borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of analysis of bank and other borrowings

Bank and other borrowings were analyzed as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Current portion:
Bank borrowings - secured	6,098,608	4,517,132	6,198,040
Bank overdraft - secured	859,639	797,435	1,094,175
Other borrowings - secured	666,055	380,469	522,049
Other borrowings - unsecured	141,980	425,286	583,542
Total current portion	7,766,282	6,120,322	8,397,806

Non-current portion:
Bank borrowings - secured	137,500	-	-
Total non-current portion	137,500	-	-

Total bank and other borrowings	7,903,782	6,120,322	8,397,806

Schedule of bank and other borrowings

Bank and other borrowings as of June 30, 2024 and 2025 were as follows:

		Maturity		Weighted average interest rate as of June 30,	Weighted average interest rate as of June 30,	Balance as of June 30,
Lender	Type	date	Currency	2024	2025	2024	2025	2025
						GBP	GBP	US$

DBS Bank (Hong Kong) Limited(1)	Overdraft	On demand	HK$	6.50%	6.09%	859,639	797,435	1,094,175
DBS Bank (Hong Kong) Limited(1)	Trading finance	Within 1 year	HK$	6.00%	6.19%	644,821	185,714	254,822
DBS Bank (Hong Kong) Limited(1)	Term loan	December 30, 2036 or on demand	HK$	6.00%	5.78%	649,464	562,270	771,500
DBS Bank (Hong Kong) Limited(1)	Term loan	June 30, 2032 or on demand	HK$	6.00%	5.87%	194,775	160,712	220,515
DBS Bank (Hong Kong) Limited(6)	Term loan	September 13, 2033 or on demand	HK$	3.63%	3.44%	405,010	336,413	461,599
Standard Chartered Bank (Hong Kong) Limited(2)	Term loan	November 12, 2029 or on demand	HK$	3.62%	-	125,791	-	-
Standard Chartered Bank (Hong Kong) Limited(2)	Term loan	August 7, 2028 or on demand	HK$	3.62%	-	85,555	-	-
Standard Chartered Bank (Hong Kong) Limited(2)	Term loan	December 7, 2028 or on demand	HK$	3.62%	-	111,336	-	-
China Citic Bank International (3)	Revolving loan	Within one year	HK$	5.00%	4.73%	1,905,457	1,747,663	2,397,999
China Citic Bank International (3)	Term loan	July 9, 2042 or on demand	HK$	5.46%	4.78%	930,828	824,294	1,131,029
China Citic Bank International (3)	Revolving loan	Within one year	HK$	5.90%	5.99%	260,304	238,748	327,591
Bank of East Asia(2)	Term loan	January 27, 2030 or on demand	HK$	3.50%	3.47%	124,342	95,099	130,487
Bank of Communications Hong Kong(2)	Term loan	April 7, 2027 or on demand	HK$	5.13%	6.00%	346,487	228,719	313,830
Bank of Communications Hong Kong(2)	Term loan	May 16, 2026	HK$	6.84%	-	164,438	-	-
Natwest Westminster Bank Plc(4)	Term loan	July 20, 2026	GBP	5.01%	5.31%	208,333	108,333	148,646
Natwest Westminster Bank Plc(4)	Term loan	January 21, 2026	GBP	5.21%	5.31%	79,167	29,167	40,021
Arbuthnot Latham & Co. Limited(5)	Trading finance	Within 1 year	GBP	6.23%	-	666,055	-	-
White Oak No. 6 Limited (6)	Trading finance	Within 1 year	GBP	-	18.13%	-	380,469	522,049
IWOCA Limited (7)	Trading finance	Within 1 year	GBP	-	39.80%	-	277,138	380,266
RCH Capital Limited (7)	Trading finance	Within 1 year	GBP	24.21%	26.22%	141,980	148,148	203,277
Total						7,903,782	6,120,322	8,397,806
Less: current maturities						(7,766,282)	(6,120,322)	(8,397,806)
Non-current maturities						137,500	-	-

(1) The banking facilities were secured as follows:

(a) Unlimited personal guarantees by Mr. Michael Lau and Mr. Kevin Cox;

(b) Unlimited personal guarantee by Mr. Tom Ko Yuen Lau, the former shareholder of Sky Shadow Limited;

(c) Unlimited personal guarantees by Mr. Edley Ying Sang Lau and Mrs. Agnes Lai Yung Lau To, immediate family members of Mr. Michael Lau;

(d) Legal charge over certain properties owned by Mr. Edley Ying Sang Lau and Mrs. Agnes Lai Yung Lau To and also assignment of insurance policies in respect of the above properties;

(e) Corporate guarantees by certain subsidiaries of the Company; and

(f) Assignment of benefit from life insurance premium assets held by the Company.

(2) The banking facilities were secured as follows:

(a) Unlimited personal guarantee by Mr. Michael Lau;

(b) Unlimited personal guarantee by Mr. Tom Ko Yuen Lau; and

(c) Corporate guarantee by HKMC Insurance Limited under the SME Financing Guarantee Scheme.

(3) The banking facilities were secured as follows:

(a) Unlimited personal guarantee by Mr. Michael Lau;

(b) Unlimited personal guarantee by Mr. Tom Ko Yuen Lau;

(c) Legal charge over certain properties owned by AGL, CLL, LPL and PML;

(d) Corporate guarantees by certain subsidiaries of the Company; and

(e) Assignment of benefit from life insurance premium assets held by the Company.

(4) The banking facilities were secured as follows:

(a) Corporate guarantees by certain subsidiaries of the Company;

(b) Legal charge over the assets of Energys Group Limited (UK) and ECSL; and

(c) Guarantee under the Coronavirus Business Interruption Loan Scheme in the United Kingdom.

(5) The banking facilities were secured as follows:

(a) Limited personal guarantee of Mr. Kevin Cox;

(b) Performance warranty provided by Mr. Kevin Cox and Mr. Alan Robinson, staff of ECSL; and

(c) Legal charge over the assets of Energys Group Limited (UK), ECSL and Energys Services Ltd.

(6) The banking facilities were secured as follows:

(a) Unlimited personal guarantee by Mr. Michael Lau; and

(b) Corporate guarantee by HKMC Insurance Limited under the SME Financing Guarantee Scheme.

(7) The other facilities were secured as follows:

(a) Unlimited personal guarantee and indemnity by Mr. Kevin Cox.

Schedule of loan type in terms of currency

Loan type in terms of currency	In HK$	In GBP	Total
	GBP	GBP	GBP
Within one year	6,808,247	958,035	7,766,282
2025/2026	-	137,500	137,500
Carrying value	6,808,247	1,095,535	7,903,782

As of June 30, 2025

Loan type in terms of currency	In HK$	In GBP	Total	Total
	GBP	GBP	GBP	US$
Within one year	5,177,067	943,255	6,120,322	8,397,806
Carrying value	5,177,067	943,255	6,120,322	8,397,806